Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2017	June 30, 2018
Cost
Vessels	$2,184,841	$2,349,022
Other fixed assets	2,015	2,016
Total cost	2,186,856	2,351,038
Accumulated depreciation	(411,775)	(455,018)
Vessels and other fixed assets, net	$1,775,081	$1,896,020

Capital lease obligations, Principal payments
Twelve month periods ending	Amount
June 30, 2019	$43,820
June 30, 2020	45,658
June 30, 2021	45,085
June 30, 2022	44,976
June 30, 2023	64,084
June 30, 2024 and thereafter	195,444
Total capital lease minimum payments	$439,067
Unamortized debt issuance costs	101
Total lease commitments, net	$438,966
Excluding bareboat interest	117,722
Lease commitments – current portion	23,199
Lease commitments – non-current portion	298,045